Total
EIC Value Fund
EIC VALUE FUND
Investment Objective
The EIC Value Fund (the “Fund”) seeks to achieve long -term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 15 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - EIC Value Fund	Class A		Class C		Institutional Class	Retail Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.50%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	1.00%	[2]	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%		2.00%		2.00%	2.00%
[1]	A 1.00% contingent deferred sales charge (“CDSC”) may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker-dealer was not paid a commission.
[2]	A 1.00% CDSC will be assessed when Class C shares are redeemed within 18 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - EIC Value Fund		Class A	Class C	Institutional Class	Retail Class
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none	0.25%
Other Expenses		0.32%	0.32%	0.32%	0.32%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1],[2]	1.33%	2.08%	1.08%	1.33%
Fee Waiver and/or Expense Reimbursement	[1]	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.19%	1.94%	0.94%	1.19%
[1]	Equity Investment Corporation (“EIC” or the “Adviser”) has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent necessary to ensure that the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, do not exceed 0.95% of average daily net assets of the Fund (the “Expense Limitation”). Prior to September 1, 2020, the Expense Limitation was 0.90%. The Expense Limitation will remain in place until August 31, 2022, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.
[2]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s annual or semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A, Class C, Institutional Class shares, and Retail Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EIC Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	665	935	1,226	2,052
Class C	297	638	1,106	2,399
Institutional Class	96	330	582	1,305
Retail Class	121	408	715	1,589

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Summary of Principal Investment Strategies
The Fund, under normal circumstances, primarily invests in common stocks of U.S. companies. The Fund may invest in the stocks of companies of all capitalization sizes.
The Fund invests in companies the Adviser believes are well
-managed
, structurally sound, and selling at a discount to their value as an ongoing business entity. The Adviser attempts to avoid investing in companies that appear to be inexpensive relative to their historical records, but are actually in long
-term
structural decline (i.e., “value traps”).
Starting with the Russell 3000
®
universe, the Adviser attempts to identify companies it believes have strong and stable returns on invested capital (“ROIC”), returns on equity (“ROE”), and, preferably, earnings growth. The Adviser may also identify companies through the use of traditional news sources and non
-opinionated
research and by monitoring companies with recent and significant price declines. Once a potential candidate is identified, the Adviser determines whether the company is selling at a discount to its value as an ongoing business entity based upon the Adviser’s in
-house
valuation models, which rely on ROE and earnings growth as key inputs.
After the Adviser identifies a company it believes is selling at a meaningful discount to its value as an ongoing concern, the Adviser employs a comprehensive set of web
-based
analytics to facilitate financial statement and ratio analysis which helps the Adviser to identify and avoid companies with characteristics that are consistent with potential value traps. The Adviser then performs additional research to gain further insight into accounting policies, factors impacting reported earnings, unusual transactions, attempts to manage earnings, and any other evidence that earnings
-power
is, or may in the future be, different than what the financial statements currently portray. If a company passes all levels of analysis, then the Adviser may add it to the Fund’s portfolio.
The Adviser sells a position in a company if the Adviser believes the security has reached its full value, the company shows balance sheet stress (indicating potential earnings management, weak financial controls or possible earnings shortfalls), a major change occurs (rendering historical data invalid for determining the value of business ownership) or the Adviser believes the company’s quality or financial strength falls below acceptable levels, or if a more attractive investment opportunity becomes available. Positions reaching 6% of the Fund’s value will be trimmed to reduce exposure.
Up to 20% of the Fund’s net assets may be held in cash, cash equivalents, or short
-term
investments if the Adviser believes that there are not a sufficient number of currently compelling investment opportunities in which to fully invest the Fund’s assets. While holding a significant position in cash could help the Fund reduce losses during market downturns, it may have the effect of lessening the Fund’s capital appreciation during market upturns.

Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield, and total return. It is possible to lose money by investing in the Fund.
•
Common Stock Risk:
Because the Fund normally invests a substantial portion of its assets in common stocks, the value of the Fund’s portfolio will be affected by changes in stock markets. Common stock represents an equity (ownership) interest in a company or other entity. At times, the stock markets can be volatile, and stock prices can change drastically. This market risk will affect the Fund’s net asset value, which will fluctuate as the values of the Fund’s portfolio securities and other assets change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. In addition, other factors can adversely affect a particular stock’s prices (for example, poor management decisions, poor earnings reports by an issuer, loss of major customers, competition, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors nor their effects can be predicted.
•
Management Risk:
As with any managed fund, the Adviser may not be successful in selecting the best
-performing
securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. In particular, the Fund faces the risk of loss as a result of incorrect estimation or other errors by the Adviser in its fundamental analysis regarding the companies in which the Fund invests. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.
•
Model and Data Risk:
Quantitative models and market data upon which the Adviser relies may prove to be incorrect or incomplete, potentially resulting in lower investment performance or losses to the Fund.
•
Market Disruption Risk:
Markets may be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies, and political unrest or uncertainties. The adverse impact of any one or more of these events on the market value of fund investments could be significant and cause losses.
•
Other Investment Companies Risk:
When the Fund invests in other investment companies, including exchange
-traded
funds, shareholders bear both their proportionate share of Fund expenses and, indirectly, the expenses of the other investment companies. Furthermore, the Fund is exposed to the risks to which other investment companies may be subject.
•
Sector Risk:
Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be more volatile than a broad
-based
market index or other mutual funds that are diversified across a greater number of securities and sectors.
•
Value Investing Risk:
A value
-oriented
investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund’s Class A Shares for the past nine calendar years and show how the Fund’s average annual total returns for one year, five years and since inception, before and after taxes, compare with those of the S&P 500
®
Index and the Russell 3000
®
Value Index, each a broad measure of market performance. The maximum front
-end
sales charge is not reflected in the bar chart or the calendar year
-to-date
returns; if the front
-end
sales charge were reflected, the bar chart and the calendar year
-to-date
returns would be less than those shown. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at
www.eicvalue.com
.
Current returns may be lower or higher. Call 877
-342-0111
for the latest month
-end
performance figures.

Calendar Year -to-Date Total Return as of June 30, 2021: 21.37% During the periods shown in the chart
Best Quarter	Worst Quarter
15.77%	-24.07%
(December 31, 2020)	(March 31, 2020)

Average Annual Total Returns for the Periods Ended December 31, 2020
Average Annual Total Returns - EIC Value Fund	Label	1 Year		5 Years		Since Inception		Inception Date
Class A Shares	Class A Shares Return Before Taxes	(1.71%)	[1]	7.07%	[1]	7.46%	[1]	May 19, 2011
Class A Shares | Return After Taxes on Distributions	Return After Taxes on Distributions	(3.01%)	[1]	5.41%	[1]	6.31%	[1]	May 19, 2011
Class A Shares | Return After Taxes on Distributions and Sale of Shares	Return After Taxes on Distributions and Sale of Shares	(0.09%)	[1],[2]	5.33%	[1]	5.86%	[1]	May 19, 2011
Class A Shares | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	2.87%	[3]	9.74%	[3]	9.96%	[3]	May 19, 2011
Class A Shares | S&P 500® Index (reflects no deductions for fees or expenses or taxes)	S&P 500® Index (reflects no deductions for fees or expenses or taxes)	18.40%	[4]	15.22%	[4]	13.62%	[4]	May 19, 2011
Class C Shares	Class C Shares Return Before Taxes	3.20%	[5]	7.47%		7.57%		Jul. 18, 2011
Class C Shares | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 3000® Value Index (reflects no deductions for fees or expenses or taxes)	2.87%	[3]	9.74%	[3]	10.47%	[3]	Jul. 18, 2011
Class C Shares | S&P 500® Index (reflects no deductions for fees or expenses or taxes)	S&P 500® Index (reflects no deductions for fees or expenses or taxes)	18.40%	[4]	15.22%	[4]	14.06%	[4]	Jul. 18, 2011
Institutional Class Shares	Institutional Class Shares Return Before Taxes	4.25%		8.56%		8.31%		Apr. 29, 2011
Institutional Class Shares | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 3000® Value Index (reflects no deductions for fees or Expenses)	2.87%	[3]	9.74%	[3]	9.72%	[3]	Apr. 29, 2011
Institutional Class Shares | S&P 500® Index (reflects no deductions for fees or expenses or taxes)	S&P 500® Index (reflects no deductions for fees or Expenses)	18.40%	[4]	15.22%	[4]	13.38%	[4]	Apr. 29, 2011
[1]	Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.50%.
[2]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares after the relevant period.
[3]	The Russell 3000® Value Index is an unmanaged index that measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth rates.
[4]	The S&P 500® Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole.
[5]	Reflects the imposition of the maximum deferred sales charge of 1.00%.

After
-tax
returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after
-tax
returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax
-deferred
arrangements, such as 401(k) plans or individual retirement accounts. After
-tax
returns shown are for Class A shares only; after
-tax
returns for Class C and Institutional Shares will vary.